OTHER NON-CURRENT ASSETS	6 Months Ended
Mar. 31, 2026
Other Non-current Assets
OTHER NON-CURRENT ASSETS

Note 9 - OTHER NON-CURRENT ASSETS

Other non-current assets consist of the following:

	March 31, 2026	September 30, 2025
	(Unaudited)
Deposits for operating lease	$10,792	$10,457
Total other non-current assets	$10,792	$10,457